INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 30,649	$ 15,504
Accumulated amortization	13,337	11,377
Amortized cost	17,312	4,127
Amortization expense	1,960	20	205
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	22,301	12,790
Weighted average remaining useful life	5 years 9 months
Accumulated amortization	8,994	8,663
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,976
Weighted average remaining useful life	2 months 12 days
Accumulated amortization	1,571
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,372	2,714
Weighted average remaining useful life	2 years 4 months 24 days
Accumulated amortization	$ 2,772	$ 2,714